7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

October 21, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Investors Trust

(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of Voya Investors Trust (the “Registrant”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 30, 2016, to the Adviser Class, Institutional Class, and Service Class Prospectus and Class R6 Prospectus, each dated May 1, 2016 for VY® BlackRock Inflation Protected Bond Portfolio.

The purpose of the filing is to submit the 497(e) filing dated September 30, 2016 in XBRL for the Registrant.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds